UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147

(Address of principal executive offices)  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(440) 922-0066

Date of fiscal year end:

March 31

Date of reporting period:   September 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Revere Sector Opportunity ETF (RSPY)

September 30, 2021 (Unaudited)

Revere Wealth Management, LLC

650 Fifth Avenue, 35th Floor

New York, NY 10019

212-688-2350

www.rspyetf.com

This Page Was Left Blank Intentionally

TABLE OF CONTENTS

Expense Example

1

Portfolio of Investments

2

Statement of Assets and Liabilities

3

Statement of Operations

4

Statement of Changes in Net Assets

5

Financial Highlights

6

Notes to Financial Statements

7

Additional Information

14

   Privacy Policy

17

Expense Examples                                               September 30, 2021(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending September 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of Fund shares as described in the Fund's prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value at Inception	Ending Account Value 9/30/2021	Expenses Paid During Period	Annualized Expense Ratio
Revere Sector Opportunity ETF	Actual(c)	$ 1,000.00	$ 954.20	$ 1.07(a)	1.05%
	Hypothetical	1,000.00	1,019.80	5.32(b)	1.05

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from August 23, 2021 (commencement of operations) to September 30, 2021, divided by the number of days in the fiscal year

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

(c) Information shown reflects values for the stub period of 38 days from August 23, 2021 (commencement of operations) to September 30, 2021 and has been calculated using expense ratios and rates of returns for the same period.

Semi-Annual Shareholder Report|  1

Portfolio of Investments                                       September 30, 2021(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	15.6
Consumer Discretionary	3.6
Consumer Staples	5.9
Financial	11.8
Health Care	15.5
Industrial	8.3
Materials	2.5
Real Estate	6.0
Technology	28.3
Utilities	2.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 99.6%
12,716	Communication Services Select Sector SPDR Fund ETF	1,018,679
1,320	Consumer Discretionary Select Sector SPDR Fund ETF	236,874
5,610	Consumer Staples Select Sector SPDR Fund ETF	386,192
20,504	Financial Select Sector SPDR Fund ETF	769,515
7,975	Health Care Select Sector SPDR Fund ETF	1,015,218
5,555	Industrial Select Sector SPDR Fund ETF	543,501
2,101	Materials Select Sector SPDR Fund ETF	166,210
8,822	Real Estate Select Sector SPDR Fund ETF	392,138
12,346	Technology Select Sector SPDR Fund ETF	1,843,505
2,574	Utilities Select Sector SPDR Fund ETF	164,427
		6,536,259
Total Exchange-Traded Funds (Cost $6,866,850)		6,536,259

Total Investments — 99.6% (Cost $6,866,850)		6,536,259
Other Assets in Excess of Liabilities — 0.4%		24,072
Net Assets — 100.0%		6,560,331

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report|  2

Statement of Assets & Liabilities                         September 30, 2021(Unaudited)

Revere Sector Opportunity ETF
Assets:
Investments, at value (Cost $6,866,850)	$6,536,259
Cash	26,347
Receivable due from Advisor	8,137
Total Assets	6,570,743
Liabilities:
Accrued expenses:
Administration	531
Custodian	2,356
Exchange Listing Fee	3,199
Fund accounting	1,506
Trustee	622
Other	2,198
Total Liabilities	10,412
Net Assets	$6,560,331
Net Assets consist of:
Paid in Capital	$6,878,553
Total Distributable Earnings/(Deficit)	(318,222)
Net Assets	$6,560,331

Net Assets:	$6,560,331
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	275,000
Net Asset Value (offering and redemption price per share):	$23.86

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report|  3

Statement of Operations          For the Period Ended September 30, 2021(Unaudited)

Revere Sector Opportunity ETF(a)
Investment Income:
Dividend income	$17,330
Total Investment Income	17,330
Expenses:
Advisory	4,335
Administration	548
Custodian	2,374
Exchange Listing Fee	1,321
Fund accounting	1,563
Printing	2,624
Professional Fees	3,627
Trustee	622
Other fees	424
Total Expenses before fee reductions	17,438
Expenses contractually waived or reimbursed by the Advisor	(12,473)
Total Net Expenses	4,965
Net Investment Income	12,365
Realized and Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	4
Change in unrealized appreciation/depreciation on investments	(330,591)
Net Realized and Unrealized Gains (Losses) from Investment Transactions:	(330,587)
Change in Net Assets Resulting From Operations	$(318,222)

(a)  For the period from the commencement of operations on August 23, 2021 through September 30, 2021.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report|  4

Statement of Changes in Net Assets

Revere Sector Opportunity ETF
For the period August 23, 2021(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$12,365
Net realized gains (losses) from investment transactions	4
Change in unrealized appreciation/depreciation on investments	(330,591)
Change in net assets resulting from operations	(318,222)
Distributions to Shareholders From:
Total Distributions Paid	—
Change in net assets from distributions	—
Capital Transactions:
Proceeds from shares issued	6,878,553
Change in net assets from capital transactions	6,878,553
Change in net assets	6,560,331
Net Assets:
Beginning of period	—
End of period	$6,560,331
Share Transactions:
Issued	275,000
Change in shares	275,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report|  5

Financial Highlights

Revere Sector Opportunity ETF	August 23, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.07
Net Realized and Unrealized Gains (Losses) on Investments	(1.21)
Total from Investment Activities	(1.14)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.86
Net Assets at End of Period (000's)	$6,560

Total Return at NAV(c)(d)	(4.58)%
Total Return at Market(d)(e)	(4.44)%

Ratio of Net Expenses to Average Net Assets(f)	1.05%
Ratio of Gross Expenses to Average Net Assets(f)(g)	3.69%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	2.62%
Portfolio Turnover(d)(h)	0%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.  Portfolio Turnover was 0% due to no applicable transactions during the period.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact if in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report|  6

Notes to Financial Statements                              September 30, 2021(Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Revere Sector Opportunity ETF (the “Fund”). The Fund is a diversified exchange-traded fund whose investment objective is to seek capital appreciation. The Fund's prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on August 23, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standard No. 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and

Semi-Annual Shareholder Report|  7

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund may hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2021

Semi-Annual Shareholder Report|  8

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

The following table provides the fair value measurement as of September 30, 2021, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Revere Sector Opportunity ETF
Exchange-Traded Funds	$6,536,259	$6,536,259
Total Investments	6,535,259	6,536,259

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of ETFs that may invest in real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Semi-Annual Shareholder Report|  9

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. This is pursuant to an investment advisory agreement between the Trust, on behalf of the Fund and the Advisor. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. Revere Wealth Management, LLC (“Revere”) serves as subadvisor for the Fund and is paid for its services directly by the Advisor, not the Fund.

For their services, in aggregate the Advisor and Revere receive in aggregate, 0.95% of its average daily net assets, which is calculated daily and paid monthly. The Advisor’s contractual fee is 0.2375% and Revere’s contractual fee is 0.7125%

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for a Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.05% of the Fund's average annual daily net assets (“Expense Cap”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least March 31, 2023 The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of the Fund’s prospectus.

As of September 30, 2021, the Advisor may recoup amounts from the Fund as follows:

	Expires 3/31/2025	Total
Revere Sector Opportunity ETF	$12,473	$12,473

Semi-Annual Shareholder Report|  10

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the Custodian and Transfer Agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS 0.12% of the Fund’s average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2021 were as follows:

	Purchases	Sales
Revere Sector Opportunity ETF	$─	$5,377

Purchases and sales of in-kind transactions for the period ended September 30, 2021 were as follows:

	Purchases	Sales
Revere Sector Opportunity ETF	$6,872,222	$─

There were no purchases or sale of U.S. government securities during the period ended September 30, 2021.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

Semi-Annual Shareholder Report|  11

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

As of September 30, 2021, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire

Semi-Annual Shareholder Report|  12

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2021.

Semi-Annual Shareholder Report|  13

Additional Information (Continued)                    September 30, 2021(Unaudited)

Establishment of the Revere Sector Opportunity ETF – Review and Approval of Investment Objectives, Investment Policies and Limitations, and Redemption Fee Policy

Tuttle Capital Management, LLC

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $280 million in assets under management as of March 31, 2021. The Board further noted that Tuttle currently served as the adviser or sub-adviser to ten funds. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Revere ETF taking into account their education and financial industry experience.  They also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. The Board expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance.  The Board noted the performance of other ETFs that were managed by Tuttle and acknowledged that the Fund’s proposed strategy was similar to the strategies utilized by Tuttle for the Trend Aggregation ETFs.  The Board further noted that each of the Trend Aggregations ETFs and the SPAC and New Issue ETF had provided positive returns since each Fund’s inception. After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the Revere ETF.

Fees and Expenses. The Board reviewed the proposed advisory fee of 0.95% with estimated net expenses of 1.35%. The Board noted that the Fund’s proposed advisory fee was within range of the management fees charged by the Tuttle for managing other ETFs. The Board further noted that the Fund’s advisory fee was higher than the peer group average but within the overall range. The Board acknowledged that the Fund’s net expense ratio of 1.05% was lower than the peer group average of 1.43%. After a discussion, the Board concluded that the adviser’s fees and expenses on behalf of the Revere ETF were not unreasonable.

Profitability.  The Board reviewed the profit analysis provided by Tuttle, noting that because the Funds had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Tuttle’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow.

Semi-Annual Shareholder Report|  14

Additional Information (Continued)                    September 30, 2021(Unaudited)

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Revere Wealth Management, LLC

Nature, Extent and Quality of Service. The Trustees observed that Revere had approximately $21 million in assets under management and provided services to institutional and retail clients. They reviewed the background and experience of key personnel and their varied experience in the financial industry. They acknowledged that the sub-adviser worked in conjunction with the adviser to set investment limitations and input such limitations into Tuttle’s compliance management system to monitor the Fund’s compliance. The Trustees agreed that based on the sub-adviser’s expertise, resources and focus on risk management, it would provide high quality service to the Fund.

Performance.  The Board noted that although the Revere ETF was not operational and without historical performance, Revere would implement many of the same successful methods employed by Revere for other accounts that it advised. The Board acknowledged that the Fund’s investment objective was to seek to provide capital appreciation and that the Fund would invest in ETFs. After a discussion, the Board concluded that Revere was qualified, and should be allowed the opportunity, to advise the Revere ETF.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee of 0.24%. The Board noted that the sub-adviser charged other clients fees that ranged from 1.00% to 3.00% depending on the amount invested. The Board concluded that the sub-adviser’s fees were not unreasonable.

Profitability.  The Board reviewed the profit analysis provided by Revere, noting that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Revere projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. They further agreed that economies of scale was primarily a Fund level issue and had been considered with respect to the Fund’s overall advisory agreement and advisory fee.

Conclusion. Having requested and received such information from Revere as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Revere ETF and its future shareholders.

Semi-Annual Shareholder Report|  15

Additional Information (Continued)                    September 30, 2021(Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-866-904-0406, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Semi-Annual Shareholder Report|  16

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Semi-Annual Shareholder Report|  17

What we do: Page 2
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report|  18

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Semi-Annual Shareholder Report|  19

This Page Was Left Blank Intentionally

Semi-Annual Shareholder Report|  20

 Investment Advisor

Tuttle Capital Management, LLC

500 West Putnam Avenue, Suite 400

Greenwich, CT 06830

Investment Subadvisor

Revere Wealth Management, LLC

650 Fifth Avenue, 35th Floor

New York, NY 10019

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.

 Audit Committee of Listed Registrants.

Not applicable.

Item 6.

Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Collaborative Investment Series Trust

By (Signature and Title)

/s/ Bill McCormick

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

12/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bill McCormick

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

12/8/21

By (Signature and Title)

/s/ Bill McCormick

           Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date

12/8/21